Summary of significant accounting policies - Earnings (loss) per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Dilutive instruments (in shares)	0
Weighted average number of ordinary shares outstanding (in shares)	4,836,000	4,836,000	3,940,636